Document and Entity Information	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	6-K
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Entity Registrant Name	CANADIAN NATIONAL RAILWAY CO
Entity Central Index Key	0000016868
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY